RELATED PARTY TRANSACTIONS (Details) - Husky Midstream Limited Partnership - Joint ventures where entity is venturer - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of transactions between related parties [line items]
Revenues from Construction and Management Services	$ 53	$ 50	$ 129	$ 116
Transportation Expenses	$ 65	$ 66	$ 200	$ 203